Leases - Summary of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease costs:
Amortization of right-of-use asset	$ 73	$ 192
Interest on lease liabilities	2	8
Operating lease costs	2,097	2,150
Short-term lease costs	18	202
Variable lease costs	301	566
Short-term sublease income	(32)	(127)
Total lease costs	$ 2,459	$ 2,991